Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Apr. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Apr. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Apr. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 24, 2020
C000196833
Account Value [Line Items]
Line Graph and Table Measure Name	Toews Agility Shares Dynamic Tactical Income ETF
Account Value	$ 10,722					$ 10,306					$ 9,882					$ 10,088					$ 10,441					$ 10,000
C000196860
Account Value [Line Items]
Line Graph and Table Measure Name	Toews Agility Shares Managed Risk ETF
Account Value	$ 15,645	$ 15,416	$ 16,045	$ 15,772	$ 15,447		$ 14,990	$ 14,053	$ 13,442	$ 14,021		$ 13,099	$ 12,394	$ 12,177	$ 12,382		$ 13,495	$ 14,053	$ 12,970	$ 12,966		$ 12,210	$ 11,668	$ 10,952	$ 10,184	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,586					8,874					9,007					9,045					9,887					10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 19,650	19,784	20,667	20,180	19,059		18,276	16,531	14,800	15,301		14,071	13,090	12,170	12,794		15,250	15,985	14,397	14,314		13,187	12,420	11,074	10,166	10,000
ICE BofA High Yield U.S. Corporates Cash Pay
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Account Value	$ 12,804					$ 11,781					$ 10,819					$ 10,689					$ 11,247					10,000
CBOE S&P 500 BUYWRITE INDEX - BXM
Account Value [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Account Value	$ 15,925	$ 16,189	$ 16,705	$ 15,792	$ 14,963		$ 14,744	$ 13,907	$ 13,348	$ 13,739		$ 13,177	$ 12,437	$ 11,645	$ 12,601		$ 14,147	$ 14,031	$ 13,115	$ 12,940		$ 12,315	$ 11,647	$ 10,830	$ 10,167	$ 10,000